Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
Entity Central Index Key	0000730200
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005562
Shareholder Report [Line Items]
Fund Name	Short-Intermediate Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	PRFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Intermediate Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Intermediate Municipal Bond Fund - Investor Class	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,177,997,000
Holdings Count | Holding	536
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,177,997
Number of Portfolio Holdings	536

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	12.4%
New York	10.5
Alabama	8.1
Puerto Rico	6.0
Virginia	5.1
Colorado	5.0
Illinois	4.5
California	3.9
Florida	3.2
Other	41.3

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.9%
Transportation	16.8
Housing	14.7
General Obligations - State	7.2
Education	5.8
Special Tax	5.3
Industrial & Pollution Control	5.3
General Obligations - Local	4.9
Electric	3.4
Other	16.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117196
Shareholder Report [Line Items]
Fund Name	Short-Intermediate Municipal Bond Fund
Class Name	Advisor Class
Trading Symbol	PATIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Intermediate Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Intermediate Municipal Bond Fund - Advisor Class	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,177,997,000
Holdings Count | Holding	536
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,177,997
Number of Portfolio Holdings	536

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	12.4%
New York	10.5
Alabama	8.1
Puerto Rico	6.0
Virginia	5.1
Colorado	5.0
Illinois	4.5
California	3.9
Florida	3.2
Other	41.3

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.9%
Transportation	16.8
Housing	14.7
General Obligations - State	7.2
Education	5.8
Special Tax	5.3
Industrial & Pollution Control	5.3
General Obligations - Local	4.9
Electric	3.4
Other	16.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177206
Shareholder Report [Line Items]
Fund Name	Short-Intermediate Municipal Bond Fund
Class Name	I Class
Trading Symbol	TTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Intermediate Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Intermediate Municipal Bond Fund - I Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,177,997,000
Holdings Count | Holding	536
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,177,997
Number of Portfolio Holdings	536

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	12.4%
New York	10.5
Alabama	8.1
Puerto Rico	6.0
Virginia	5.1
Colorado	5.0
Illinois	4.5
California	3.9
Florida	3.2
Other	41.3

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.9%
Transportation	16.8
Housing	14.7
General Obligations - State	7.2
Education	5.8
Special Tax	5.3
Industrial & Pollution Control	5.3
General Obligations - Local	4.9
Electric	3.4
Other	16.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless